Non-controlling interests - Other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018
Non-controlling interests
Total assets	€ 1,459,271	€ 1,444,305	€ 1,339,125	€ 1,443,069
Total liabilities	1,351,910	1,337,472	1,236,426	€ 1,337,707
Total profit	9,315	€ 8,207	€ 7,486
Banco Santander (Brasil) S.A
Non-controlling interests
Total assets	166,036
Total liabilities	150,760
Net assets	15,276
Total gross income	13,345
Total profit	2,940
Banco Santander - Chile
Non-controlling interests
Total assets	50,911
Total liabilities	46,035
Net assets	4,876
Total gross income	2,535
Total profit	901
Grupo Financiero Santander Mexico, S.A.B. De C.V. [Member]
Non-controlling interests
Total assets	65,876
Total liabilities	60,507
Net assets	5,369
Total gross income	3,527
Total profit	975
Santander Bank Polska SA [Member]
Non-controlling interests
Total assets	43,669
Total liabilities	38,736
Net assets	4,933
Total gross income	1,488
Total profit	424
Santander Consumer USA Holdings Inc.
Non-controlling interests
Total assets	38,526
Total liabilities	32,340
Net assets	6,186
Total gross income	4,215
Total profit	€ 710